Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Compensation to Key Management Personnel	Compensation to key management personnel was comprised of:

	2017	2016	2015

Salaries and other short-term benefits	$14	$13	$9
Share-based payments	9	7	1
Post-employment benefits	3	3	5

	$26	$23	$15